Loans and borrowings	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Loans and borrowings

20.Loans and borrowings

20.1	Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2024	2023
	2024	2023
Local currency (1)
Bonds	9.8%	12.4%	5,193,284	5,172,256
Commercial and syndicated loan	11.7%	12.9%	5,301,424	4,323,198
Lease liabilities	9.2%	8.9%	876,234	922,536
			11,370,942	10,417,990
Foreign currency (1)
Bonds	7.0%	6.4%	88,881,027	72,774,985
Commercial and syndicated loans	6.5%	7.2%	18,253,490	21,478,503
Loans from related parties (Note 31)	6.0%	6.0%	829,334	683,949
Lease liabilities	6.5%	6.0%	630,238	460,100
			108,594,089	95,397,537
			119,965,031	105,815,527
Current			11,287,944	15,550,008
Non–current			108,677,087	90,265,519
			119,965,031	105,815,527
(1)	During 2024, Ecopetrol S.A. implemented a set of strategic financing operations to optimize its debt structure, reduce costs, and strengthen the Company’s liquidity. The main transactions include:
a)

Contracting of a local loan with banks of Grupo Aval for COP $1 trillion for a term of 7 years, resources destined to finance the bonds maturing in 2026 through the execution of the early redemption mechanism called make-whole.

b)	Renegotiation of the local loan contracted with Bancolombia for COP $1 trillion, achieving a reduction in the interest rate and generating financial savings.
c)

Issuance of External Public Debt Bonds in the international capital market on January 9, 2024, for USD$1,850 million for a term of 12 years with a rate of 8.375%, resources intended to finance the repurchase of bonds maturing in 2025 and cover nearby debt maturities, mitigating the refinancing risk and improving the Company’s maturity profile.

d)

Issuance of External Public Debt Bonds in the international capital market on October 21, 2024, for USD$1,750 million for a term of 7.3 years with a rate of 7.75%, resources intended to finance the total repurchase of bonds maturing in 2026 and the total and early payment of the credit contracted in September 2023 with international banks.

e)	Refinancing of the Committed Line by contracting an external credit for USD$1,200 million for a term of 5 years, improving the maturity profile of the debt.
f)

Contracting of an external loan with the Sumitomo Mitsui Banking Corporation for USD$250 million for a term of 5 years, resources intended to partially replace the international loan contracted in September 2023, allowing to improve the debt profile and reduce the financial cost.

The increase in foreign currency debt is mainly due to the rise in the exchange rate, from $3,822.05 to $4,409.15 between December 31, 2023, and 2024, respectively.

During 2024, loans and borrowings for $27,155,189 were acquired mainly: in Ecopetrol S.A. for $22,352,453 and Interconexión Eléctrica S.A. E.S.P. for $4,410,500.

As a result of the Business Group’s strategy, related to the comprehensive management of maturities, during 2024 capital payments were made for $26,157,908; mainly in Ecopetrol S.A. for $22,887,005, and Interconexión Eléctrica S.A. E.S.P. for $2,476,782. Likewise, interest payments were made for $7,526,172 mainly in Ecopetrol S.A. for $5,361,447, and in Interconexión Eléctrica S.A. E.S.P. for $2,023,663.

20.2Fair value of loans

The fair value of loans and borrowings is $117,136,938 and $104,223,267 as of December 31, 2024, and 2023, respectively.

20.3Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2024:

	Up to 1
	year	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	374,791	1,255,832	1,385,204	2,177,457	5,193,284
Commercial and syndicated loan	553,574	3,298,708	1,324,142	125,000	5,301,424
Lease liabilities	225,327	441,420	208,619	868	876,234
	1,153,692	4,995,960	2,917,965	2,303,325	11,370,942
Foreign currency
Bonds	5,548,061	24,885,853	37,936,556	20,510,557	88,881,027
Commercial and syndicated loans	3,631,745	13,827,493	461,881	332,371	18,253,490
Lease liabilities	125,112	250,546	205,240	49,340	630,238
Loans from related parties	829,334	—	—	—	829,334
	10,134,252	38,963,892	38,603,677	20,892,268	108,594,089
	11,287,944	43,959,852	41,521,642	23,195,593	119,965,031

The following are the maturities of loans and borrowing as of December 31, 2023:

	Up to 1
	year	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	580,737	1,330,184	1,411,988	1,849,347	5,172,256
Commercial and syndicated loan	772,216	1,929,871	1,262,816	358,295	4,323,198
Lease liabilities	245,673	452,320	223,372	1,171	922,536
	1,598,626	3,712,375	2,898,176	2,208,813	10,417,990
Foreign currency
Bonds	4,147,341	28,047,668	24,479,647	16,100,329	72,774,985
Commercial and syndicated loans	9,023,629	10,639,912	1,524,418	290,544	21,478,503
Loans from related parties	683,949	—	—	—	683,949
Lease liabilities	96,463	146,826	145,956	70,855	460,100
	13,951,382	38,834,406	26,150,021	16,461,728	95,397,537
	15,550,008	42,546,781	29,048,197	18,670,541	105,815,527

20.4Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2024, and 2023:

	2024	2023
Local currency
Fixed rate	1,799,807	2,030,378
Floating rate	9,571,135	8,387,612
	11,370,942	10,417,990
Foreign currency
Fixed rate	83,480,636	70,956,700
Floating rate	25,113,453	24,440,837
	108,594,089	95,397,537
	119,965,031	105,815,527

20.5Loans designated as hedging instrument

As of December 31, 2024, Ecopetrol Business Group designated USD$17,612 million (2023 – USD$16,535 million) of foreign currency debt as a hedging instrument, of which USD$10,269 million (2023 - $10,270 million) is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$7,343 million (2023 – USD$6,265 million) is used to hedge the cash flows of future crude oil exports. See Notes 30.4.

20.6Guarantees and covenants

As of December 31, 2024, the estimated value of the current guarantees granted by ISA and its companies, within the framework of the definition in paragraph 14 of IFRS 7, used to support growth in its different business units and to ensure commercial, operational, and strategic viability amounts to $22,664,577 (2023 - $20,607,822), mainly in i) Chile for $15,799,052 (2023 - $14,899,609) in ISA Intervial, Ruta del Loa, Ruta de los Ríos, Ruta de la Araucaría and Ruta del Maipo, b) Brazil in ISA CTEEP for $4,186,525 (2023 - $3,029,213), and c) Colombia on the Ruta Costera for $2,679,000 (2023 - $2,679,000).

ISA and its companies have commitments (covenants) related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit contracts with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies risks, auditors, and municipalities, among others.

Ecopetrol USA and its companies have commitments (covenants) related to the delivery of periodic financial information and compliance with the obligations arising from a volumetric prepayment agreement with a third party.

During the reporting period, Ecopetrol Business Group has complied with its payment obligations, guarantees and commitments acquired with its bondholders and local and/or international financing entities.